Film costs	12 Months Ended
Mar. 31, 2015
Text Block [Abstract]
Film costs
4.	Film costs

Film costs are comprised of the following:

	Yen in millions
	March 31
	2014	2015
Motion picture productions:
Released	98,645	89,993
Completed and not released	37,720	4,498
In production and development	63,910	106,240
Television productions:
Released	56,461	78,510
In production and development	2,664	2,952
Broadcasting rights	48,798	69,223
Less: current portion of broadcasting rights included in inventories	(32,399)	(46,184)

Film costs	275,799	305,232

Sony estimates that approximately 91% of the unamortized film costs of released motion picture and television productions at March 31, 2015 will be amortized within the next three years. Approximately 107 billion yen of completed film costs are expected to be amortized during the next twelve months. Approximately 150 billion yen of accrued participation liabilities included in accounts payable, other and accrued expenses are expected to be paid during the next twelve months.